ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2024
Accumulated Losses
ACCUMULATED LOSSES

24. ACCUMULATED LOSSES

	2024 A$	2023 A$
Balance at the beginning of the financial year	(156,715,687)	(150,206,216)
Add: net loss attributable to owners of Genetic Technologies Limited	(12,017,219)	(11,750,923)
Less: Options/warrants expired	2,356,830	5,241,452
Balance at the end of the financial year	(166,376,076)	(156,715,687)